Fair values (Details 2) (USD $) In Millions, unless otherwise specified	24 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair values of financial instruments carried on a cost basis
Impairment charges recorded as an adjustment to the fair value of certain equity method investments	$ 0
Other non-current assets
Loans granted	41	54
Level 1
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	2,218	2,414
Marketable securities and short-term investments (excluding available-for-sale securities)
Other short-term investments	6	9
Other non-current assets
Restricted cash and cash deposits	64	95
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	115	107
Long-term debt (excluding capital lease obligations)	6,148	6,241
Level 2
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Time deposits	3,140	3,538
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	200	18
Receivables under reverse repurchase agreements	219
Other non-current assets
Loans granted	44	52
Held-to-maturity securities	109	121
Restricted cash and cash deposits	161	219
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	209	317
Long-term debt (excluding capital lease obligations)	1,404	1,333
Non-current deposit liabilities in "Other non-current liabilities"	267	338
Carrying value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	2,218	2,414
Time deposits	3,140	3,538
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	200	18
Receivables under reverse repurchase agreements	219
Other short-term investments	6	9
Other non-current assets
Loans granted	41	54
Held-to-maturity securities	95	104
Restricted cash and cash deposits	198	276
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	324	424
Long-term debt (excluding capital lease obligations)	7,224	7,475
Non-current deposit liabilities in "Other non-current liabilities"	222	279
Total fair value
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months)
Cash	2,218	2,414
Time deposits	3,140	3,538
Marketable securities and short-term investments (excluding available-for-sale securities)
Time deposits	200	18
Receivables under reverse repurchase agreements	219
Other short-term investments	6	9
Other non-current assets
Loans granted	44	52
Held-to-maturity securities	109	121
Restricted cash and cash deposits	225	314
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	324	424
Long-term debt (excluding capital lease obligations)	7,552	7,574
Non-current deposit liabilities in "Other non-current liabilities"	$ 267	$ 338